RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Partnership Management Fee And Reporting Fee [Line Items]
Gross Partnership Management Fee	$ 329,689	$ 380,061
Asset Management and Reporting Fee	133,007	46,213
Partnership Management Fee net of Asset Management and Reporting Fee	196,682	333,848
Series 15 [Member]
Partnership Management Fee And Reporting Fee [Line Items]
Gross Partnership Management Fee	58,744	34,893
Asset Management and Reporting Fee	29,362	9,962
Partnership Management Fee net of Asset Management and Reporting Fee	29,382	24,931
Series 16 [Member]
Partnership Management Fee And Reporting Fee [Line Items]
Gross Partnership Management Fee	96,456	138,132
Asset Management and Reporting Fee	14,048	17,254
Partnership Management Fee net of Asset Management and Reporting Fee	82,408	120,878
Series 17 [Member]
Partnership Management Fee And Reporting Fee [Line Items]
Gross Partnership Management Fee	53,052	76,248
Asset Management and Reporting Fee	55,097	1,097
Partnership Management Fee net of Asset Management and Reporting Fee	(2,045)	75,151
Series 18 [Member]
Partnership Management Fee And Reporting Fee [Line Items]
Gross Partnership Management Fee	89,577	95,616
Asset Management and Reporting Fee	33,750	15,650
Partnership Management Fee net of Asset Management and Reporting Fee	55,827	79,966
Series 19 [Member]
Partnership Management Fee And Reporting Fee [Line Items]
Gross Partnership Management Fee	31,860	35,172
Asset Management and Reporting Fee	750	2,250
Partnership Management Fee net of Asset Management and Reporting Fee	$ 31,110	$ 32,922